PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 1) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Deferred Tax Assets:
Net Operating Loss	$ 76,700,000
Total Deferred Tax Assets		$ (13,457,855)	$ (44,914,110)	$ (58,422,755)	$ (26,144,449)
Net Deferred Tax Assets				(64,976,315)	(25,366,617)
Deferred Tax Assets [Member]
Deferred Tax Assets:
Sale and Leaseback				1,378,229	1,563,839
Net Operating Loss				14,773,963	2,960,466
Fair Value of Investments				1,019,919	0
Lease Liability				30,545,899	0
Held for Sale				16,580,885	0
Notes Payable				16,156,489	11,368,955
Total Deferred Tax Assets				80,455,384	15,893,260
Deferred Tax Assets Not Recognized				(49,939,139)	(2,465,506)
Net Deferred Tax Assets				30,516,245	13,427,754
Deferred Tax Liabilities [Member]
Deferred Tax Assets:
Fair Value of Investments				0	(1,270,885)
Deferred Tax Liabilities:
Leases				(14,974,482)	0
Property, Plant & Equipment				(25,286,947)	(42,916,321)
Intangible Assets				(37,731,096)	(54,108,705)
Senior Secured Convertible Credit Facility				(9,420,472)	(6,880,066)
Total Deferred Tax Liabilities				(87,412,297)	(105,175,977)
Net Deferred Tax Liabilities				$ (56,896,752)	$ (91,748,223)